           FINANCIAL STATEMENTS

                                                                      1995

                                      [LOGO]

                    ADVISORY FOREIGN FIXED INCOME PORTFOLIO
                          ADVISORY MORTGAGE PORTFOLIO
                                 ANNUAL REPORT

                                      1995

We are pleased to present the Annual Report for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios of MAS Funds as of September 30, 1995.

TABLE OF CONTENTS
Portfolio Overview and Statement of Net Assets

   Advisory Mortgage Portfolio...............    1
   Advisory Foreign Fixed Income Portfolio...    9
Statement of Operations......................   12
Statement of Changes in Net Assets...........   13
Selected Per Share Data and Ratios...........   14
Notes to Financial Statements................   15
Report of Independent Accountants............   21

THIS ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. IT SHOULD BE NOTED THAT THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

PORTFOLIO OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

                          ADVISORY MORTGAGE PORTFOLIO

The Advisory Mortgage Portfolio is used as a vehicle for making mortgage investments in fixed-income portfolios for private advisory clients of Miller Anderson & Sherrerd. The Advisory Mortgage Portfolio invests in a full range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government and other fixed-income securities. Miller Anderson & Sherrerd selects mortgages that appear most attractively priced, while managing the Portfolio's prepayment sensitivity. MAS increases prepayment exposure when mortgage yields, adjusted for probable prepayments, indicate value in mortgage-backed securities.

For most of the year, the Portfolio underweighted fixed-rate mortgages and emphasized GNMA adjustable-rate mortgages (ARMs). As fixed-rate mortgages have become more attractive recently, we have reduced ARMs and replaced them with fixed-rate mortgages. The Portfolio includes a limited amount of opportunistically selected securities that concentrate prepayment risk, though the overall prepayment sensitivity of the Portfolio is less than that of the mortgage index (Lehman Mortgage Index).

Because the Portfolio is managed as a component of a diversified portfolio, investment results from the Portfolio should not be analyzed on a stand-alone basis.

The Portfolio is only available to private advisory clients of Miller Anderson &
                                   Sherrerd.

THE SECURITIES AND EXCHANGE COMMISSION HAS ADOPTED AMENDED RULES REQUIRING THE DISCLOSURE OF MUTUAL FUND PERFORMANCE DATA AFTER A PORTFOLIO HAS AT LEAST SIX MONTHS OF AUDITED FINANCIAL STATEMENTS. THE ADVISORY MORTGAGE PORTFOLIO BEGAN OPERATIONS WITHIN THE LAST SIX MONTHS OF FISCAL 1995, AND PERFORMANCE DATA WILL BE INTRODUCED IN THE FUND'S ANNUAL REPORT FOR FISCAL 1996.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (101.1%)

---------------------------------------------------------
                     **RATINGS    FACE
                     (STANDARD   AMOUNT      VALUE
SEPTEMBER 30, 1995   & POOR'S)    (000)      (000)*
---------------------------------------------------------
ADJUSTABLE RATE MORTGAGE (23.7%)
   ## Government National
    Mortgage Association II:
     Various Pools:
      5.00%,
      11/20/23-12/20/24  Agy    $  18,497  $   18,288
      5.50%,
       8/20/23-12/20/24  Agy       11,820      11,743
      6.00%,
       8/20/22-6/20/25   Agy      106,428     107,358
      6.50%,
       1/20/22-3/20/25   Agy      181,979     185,455
      7.00%,
       4/20/22-5/20/23   Agy       13,318      13,550
      7.375%,
       6/20/22-6/20/23   Agy        5,844       5,986
---------------------------------------------------------
GROUP TOTAL                                   342,380
---------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (28.4%)
   Federal Home Loan Mortgage
    Corporation:
     Gold Pools:
      10.00%, 1/1/21     Agy          834         907
      10.50%,
       6/1/11-3/1/21     Agy        1,052       1,155
      11.00%, 5/1/12     Agy           54          60
      11.50%,
       8/1/15-10/1/19    Agy          400         451
      October TBA
      7.50%, 8/15/23     Agy       26,775      26,967
      November TBA
      7.50%, 11/15/25    Agy       97,675      98,224
     Conventional
       Pools:
      6.00%, 1/1/01      Agy           67          66
      6.50%, 3/1/02      Agy           55          55
      6.75%, 12/1/05     Agy          301         297
      8.25%,
       11/1/07-7/1/08    Agy          320         328
      10.25%,
       1/1/09-9/1/16     Agy          252         274
      10.50%,
       1/1/11-12/1/20    Agy        4,504       4,925
      11.00%,
       2/1/10-5/1/20     Agy        8,725       9,665
      11.25%,
       6/1/10-10/1/15    Agy          172         190
      11.50%,
       2/1/00-8/1/16     Agy        3,318       3,713
      12.00%,
       10/1/09-8/1/15    Agy          959       1,081
      12.50%,
       10/1/09-9/1/13    Agy          186         212
      13.50%, 2/1/10     Agy           51          59

                      **RATINGS    FACE
                      (STANDARD   AMOUNT       VALUE
                      & POOR'S)   (000)        (000)*
---------------------------------------------------------
   Federal National Mortgage
    Association:
     Gold Pool
      12.50%, 5/1/15     Agy    $     139  $      158
     Conventional
       Pools:
      10.00%,
       9/1/16-5/1/22     Agy       23,287      25,329
      10.50%,
       5/1/11-4/1/22     Agy       11,793      12,929
      10.75%,
       6/1/13-8/1/13     Agy          296         325
      11.00%,
       2/1/16-11/1/20    Agy        5,474       6,101
      11.25%, 1/1/16     Agy          577         643
      11.50%,
       11/1/15-4/1/16    Agy          385         433
      12.00%,
       2/1/15-2/1/18     Agy          351         396
      12.50%,
       2/1/11-9/1/15     Agy        4,652       5,305
      October TBA,
      7.50%,
       8/15/23-10/15/24  Agy       21,000      21,131
      November TBA,
      7.00%, 11/15/24    Agy       72,250      71,166
      7.50%, 11/15/25    Agy       68,575      68,896
   Government National
    Mortgage Association:
     Various Pools:
      10.00%, 11/15/18   Agy           67          73
      10.50%,
       10/15/00-5/15/21  Agy       10,518      11,626
      11.00%,
      12/15/09-11/20/19  Agy        5,126       5,708
      11.50%,
       1/15/13-2/15/16   Agy        1,461       1,629
      12.00%,
       11/15/12-4/15/15  Agy          925       1,048
      12.50%,
       11/15/10-7/15/15  Agy          846         969
      13.00%,
       10/15/13-9/15/14  Agy          458         530
      13.50%, 5/15/13    Agy          177         205
      November TBA,
      7.50%, 8/15/24     Agy       27,400      27,622
---------------------------------------------------------
GROUP TOTAL                                   410,851
---------------------------------------------------------
ASSET BACKED MORTGAGES (0.6%)
   Security Pacific
    Home Equity Trust
    Series:
     + 91-A A2
      8.90%, 3/10/06     Aaa        5,037       5,097
     91-A B
      10.50%, 3/10/06    A+         3,305       3,449
---------------------------------------------------------
GROUP TOTAL                                     8,546
---------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                     **RATINGS       FACE
                     (STANDARD     AMOUNT       VALUE
                     & POOR'S)      (000)      (000)*
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
 AGENCY COLLATERAL SERIES (2.0%)
   + Collateralized Mortgage
    Obligation Trust Series:
     86-13 Q Inv Fl
      14.327%, 1/20/03   Aaa    $     410   $      439
     86-14 A2 Inv Fl
      12.00%, 4/1/09     Aaa          113          113
   Federal Home Loan
    Mortgage Corporation
    Series:
     88-17 I PAC-1 (11)
      9.90%, 10/15/19    Agy        1,850        1,971
     88-22 C PAC 11
      9.50%, 4/15/20     Agy          595          642
     88-23 F PAC-1 (11)
      9.60%, 4/15/20     Agy        1,025        1,102
     89-39 F PAC-2 (11)
      10.00%, 5/15/20    Agy        1,350        1,455
     89-47 F PAC-1 (12)
      10.00%, 6/15/20    Agy        1,435        1,550
     89-110 F PAC
      8.55%, 1/15/21     Agy          800          832
     90-1007 F Inv Fl
      20.708%, 1/15/20   Agy           10           11
     90-129 H PAC
      8.85%, 3/15/21     Agy          135          143
     92-1398 I Inv Fl
     PAC-1 (11)
      10.612%, 10/15/07  Agy          670          692
   Federal National
    Mortgage Association
    Series:
     89-22 G PAC (11)
      10.00%, 5/25/19    Agy        1,235        1,353
     89-92 G PAC (11)
      8.60%, 12/25/04    Agy          750          788
     90-80 S Inv Fl
      17.232%, 7/25/20   Agy          597          696
     90-85 D
      9.50%, 9/25/19     Agy           26           26
     90-106 J PAC
      8.50%, 9/25/20     Agy        1,250        1,294
     90-118 S Inv Fl
      27.392%, 9/25/20   Agy          160          217
     91-G 20 S Inv Fl
      19.238%, 6/25/21   Agy        5,225        6,431
     92-33 S Inv Fl
      12.90%, 3/25/22    Agy        4,505        4,846
     93-5 M
      7.00%, 1/25/08     Agy          190          189
   Goldman Sachs Trust
    IV Series:
     89-D 2 Inv Fl
      17.716%, 5/1/19    AAA        1,087        1,323
     89-E 2 Inv Fl
      12.573%, 10/27/19  AAA          577          694



                      **RATINGS      FACE
                      (STANDARD    AMOUNT       VALUE
                      & POOR'S)     (000)      (000)*
---------------------------------------------------------
   Kidder Peabody Mortgage
    Assets Trust Series:
     87 B Principal Only
      4/22/18            N/R    $     236  $      183
     87 B IO
      9.50%, 4/22/18     N/R          236          61
   Morgan Stanley Mortgage
    Trust Series:
     88-28 8 PAC
      9.40%, 10/1/18     AAA          125         136
   Texas Housing Agency
    Series:
     87-A E Inv Fl
      11.513%, 8/1/16    Agy          969       1,013
---------------------------------------------------------
GROUP TOTAL                                    28,200
---------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
 NON-AGENCY COLLATERAL SERIES (27.0%)
   American Housing Trust
    Series:
     IV 2
      9.553%, 9/25/20    A          2,175       2,258
     V 1G
      9.125%, 4/25/21    AAA        5,940       6,160
   American Southwest
    Financial Securities Corp.
    Series:
     ++ 93-2 A1
      7.30%,  1/18/09    AA         8,054       8,131
     + 95-C1 A1B
      7.40%, 11/17/04    Aaa       16,250      16,681
   Asset Securitization
    Corp. Series:
     95-D1 A1
      7.59%, 8/11/27     AAA       13,410      13,932
   Chase Mortgage Finance
    Corp. Series:
     sec. 93-1 B2
      7.911%, 3/28/24
       (acquired
       4/28/95-6/30/95,
       cost $3,116)      A-         3,264       3,236
     + 93-N A8
      6.75%, 11/25/24    Aaa        2,100       1,908
     + 94-H A7
      7.25%, 6/25/25     Aaa        2,075       1,967
   Chemical Mortgage
    Securities, Inc. Series:
     sec. 93-1 M
      7.45%, 2/25/23
       (acquired
       4/28/95-8/30/95,
       cost $4,070)      AA         4,360       4,273
     sec. 93-3 M
      7.125%, 7/25/23
       (acquired
       6/9/95, cost
       $5,783)           AA         6,047       5,954

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
ADVISORY MORTGAGE
PORTFOLIO

                     **RATING      FACE
                     (STANDARD    AMOUNT      VALUE
(CONT'D)             & POOR'S)     (000)      (000)*
---------------------------------------------------------
   Citicorp Mortgage
    Securities, Inc. Series:
     90-11 A5
      9.50%, 7/25/20     AAA    $     301  $      306
     93-9 A1
      7.00%, 3/25/20     AAA          701         700
     94-7 A5
      6.25%,4/25/24      AAA        3,200       2,756
   CMC Securities Corp. IV
    Series 94-G A4
      7.00%, 9/25/24     AAA        8,035       7,457
   Countrywide Funding Corp.
    Series:
     94-12 A10
      7.00%, 5/25/24     AAA          855         790
     95-4 M
      7.50%, 9/25/25     AA         6,643       6,567
   Countrywide Mortgage Backed
    Securities, Inc.
     Series 93-C A11
      6.50%, 1/25/24     AAA        9,226       8,602
   DLJ Mortgage Acceptance
    Corp. Series:
     sec. 93-MF7 A1
      7.40%, 6/18/03
       (acquired
       4/28/95-6/30/95,
       cost $8,447)      AAA        8,368       8,560
     93-M10 A2
      7.20%, 7/15/03     AAA        4,742       4,813
   (+) Equitable Life
    Assurance Society of the
    U.S.
      6.633%, 7/23/03    AA        13,575      13,443
   FBS Mortgage
    Corporation
    Series 92-BB M
      8.625%, 7/25/23    AAA        2,093       2,134
   First Boston Mortgage
    Securities Corp. Series:
     sec. 92-4 B1
      8.125%, 10/25/22
       (acquired
       4/28/95, cost
       $72)              A             79          77
     93-2 B1
      7.50%, 3/25/33     A          2,569       2,441
   (+) FSA Finance, Inc.
    Series 95-1A
      7.42%, 6/1/07      AA         4,426       4,534
   GE Capital Mortgage
    Services, Inc. Series:
     92-10A F
      7.50%, 8/25/22     AAA        7,727       7,554
     (+) 94-6 M
      6.50%, 4/25/24     AA         2,287       2,107
     + 94-19 M
      7.50%, 8/25/24     A2         6,685       6,605

                     **RATING      FACE
                     (STANDARD    AMOUNT      VALUE
                     & POOR'S)     (000)      (000)*
---------------------------------------------------------
     94-24 A4
      7.00%, 7/25/24     AAA    $   8,985  $    8,344
     94-27 A6
      6.50% 7/25/24      AAA        8,500       7,502
     (+) 95-6 B2
      7.00%, 8/25/25     N/R        3,107       2,903
   J.P. Morgan Commercial
    Mortgage Finance Corp.
     Series: 95-C1 A1
      7.268%, 7/25/10    AAA        2,844       2,893
   Mid-State Trust
    Series 88-2 A4
      9.625%, 4/1/03     AAA       17,645      19,376
   Mortgage Capital
    Funding, Inc. Series
    95-MC1 A1B
      7.60%, 5/25/27     AAA       11,148      11,561
   ++ Nomura Asset Securities
    Corp. Series:
     94-MD1 A1B
      7.526%, 3/15/18    AAA        3,335       3,446
     94-MD1 A2
      7.676%, 3/15/18    AA         3,110       3,209
     94-MD1 A3
      8.026%, 3/15/18    A          3,675       3,877
   Old Stone Credit
    Corporation
    Series 92-3 B1
      6.35%, 9/25/07     AAA          413         403
   PNC Mortgage Securities
    Corp. Series 94-3 A8
      7.50%, 7/25/24     AAA        4,175       4,078
   Prudential Home
    Mortgage Securities
    Co., Inc. Series:
     90-8 A5 PAC-1(11)
      9.50%, 9/25/20     AAA           59          59
     (+) 92-A 1B4
      7.90%, 4/28/22     AAA        4,045       3,762
     (+) 92-A 2B4
      7.90%, 4/28/22     AA         1,484       1,249
     + 92-33
      7.50%, 11/15/22    A2           780         754
     (+) 93-B 1B1
      7.836%, 4/28/23    AA         3,449       3,441
     (+) 93-B 2B
      7.833%, 4/28/23    A          4,829       4,703
     +sec. 93-17 B1
      6.50%, 3/1/23
       (acquired
       4/28/95, cost
       $959)             A2         1,032         978
     ++(+) 94-A 3B3
      6.803%, 4/28/24    A          7,530       6,836
     ++(+) 94-A 3B5
      6.802%, 4/28/24    A          7,655       7,017

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     **RATING      FACE
                     (STANDARD    AMOUNT      VALUE
                     & POOR'S)     (000)      (000)*
---------------------------------------------------------
     sec. 95-2 M
      8.50%, 6/25/25
       (acquired
       9/26/95, cost
       $349)             AA     $     339  $      348
     sec. 95-6 M
      7.50%, 9/25/25
       (acquired
       8/25/95, cost
       $5,267)           AA         5,411       5,348
   Residential Funding
    Mortgage Securities
    Co., Inc. Series:
     92-S2 M
      8.00%, 1/25/22     AA         3,412       3,456
     sec. 92-S6 M
      7.50%, 2/25/22
       (acquired
       4/28/95-8/30/95,
       cost $3,008)      AA         3,167       3,158
     92-S15 A5
      8.00%, 5/25/07     AAA        1,269       1,281
     93-MZ1 A2
      7.47%, 3/2/23      AA         1,000         980
     sec. 93-MZ2 A2
      7.47%, 5/30/23
       (acquired
       4/28/95-6/30/95,
       cost $2,872)      AA         3,069       3,036
     ++sec. 93-MZ3 A2
      6.97%, 8/28/23
       (acquired
       6/2/95-8/30/95,
       cost $6,214)      AA         6,650       6,248
     93-S2 M2 8.00%,
      1/25/23            A            900         909
     sec. 93-S43 A10
      6.50%, 11/25/23
       (acquired
       6/12/95-9/28/95,
       cost $6,267)      AAA        6,768       6,296
     sec. 94-S1 A19
      6.75%, 1/25/24
       (acquired
       4/28/95-9/28/95,
       cost $8,087)      AAA        8,851       8,401
     95-S11 A16
      7.50%, 9/25/25     AAA       16,231      16,282
     (-) 95-S16 A7
      7.50%, 10/15/25    AAA       10,575      10,579
   Resolution Trust Corp.
    Series:
     92-16 C2
      7.75%, 8/25/25     A          1,575       1,563


                     **RATING      FACE
                     (STANDARD    AMOUNT      VALUE
                     & POOR'S)     (000)      (000)*
---------------------------------------------------------
   Rural Housing Trust
    Series:
     87-1 D
      6.33%, 4/1/26      AAA    $  19,419  $   18,909
     87-1 M
      3.33%, 4/1/26      A-        19,847      18,097
     87-2 C
      6.83%, 4/1/26      AAA       14,904      14,756
   Ryland Mortgage
    Securities Corp Series:
     92-A 1A
      8.32%, 3/29/30     A-         5,479       5,493
     + 93-4 A9
      7.50%, 8/25/24     Aaa       11,720      11,338
     93-A1 A
      7.45%, 1/28/23     AAA        1,745       1,686
     94-7B 4A2
      7.50%, 8/25/25     AAA        1,900       1,832
   Ryland Mortgage
    Securities Corp.
    Two Series: 1 B
      8.50%, 12/26/21    A          2,800       2,819
   Saxon Mortgage
    Securities Corp. Series:
     93-8A A6
      7.375%, 9/25/23    AAA          390         369
     93-4 1B
      7.25%, 6/25/24     AAA          500         466
   +sec. Securitized
    Asset Sales,
    Inc. Series: 95-B M
      7.41%, 9/25/24
       (acquired
       6/30/95-7/28/95,
       cost $4,806)      Aa3        5,133       4,992
---------------------------------------------------------
GROUP TOTAL                                   388,979
---------------------------------------------------------
FLOATING RATE NOTES (0.3%)
   Federal Home Loan
    Mortgage Corporation
    Series:
     93-1634 SC Inv Fl
      REMIC
      6.319%, 12/15/23   Agy        4,000       2,077
   Federal National
    Mortgage
    Association Series:
     93-22 S Inv Fl
      REMIC
      9.02%, 9/25/22     Agy          713         559
     93-46 SG Inv Fl
      REMIC
      5.13%, 7/25/22     Agy        1,585       1,014
---------------------------------------------------------
GROUP TOTAL                                     3,650
---------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
ADVISORY MORTGAGE
PORTFOLIO

                      **RATING      FACE
                     (STANDARD    AMOUNT      VALUE
(CONT'D)             & POOR'S)     (000)      (000)*
---------------------------------------------------------
/ / HEDGED MORTGAGES (1.8%)
   Federal Home Loan
    Mortgage Corporation
    Series:
     1364-B Inv Fl IO
      CMO
      5.25%, 9/15/07     Agy    $  14,463  $    1,781
     1415-S Inv Fl IO
      CMO
      17.563%, 11/15/07  Agy          170          66
     1476-S Inv Fl IO
      REMIC PAC
      4.106%, 2/15/08    Agy        1,706         150
     1485-S Inv Fl IO
      REMIC
      3.663%, 3/15/08    Agy        3,613         270
     1600-SA Inv Fl IO
      REMIC
      2.063%, 10/15/08   Agy       29,600       1,545
     1632-SB Inv Fl
      REMIC
      3.725%, 11/15/23   Agy        9,720       5,119
     1699-SD Inv Fl IO
      REMIC
      2.063%, 3/15/24    Agy      101,269       6,076
   Federal National Mortgage
    Association Series:
     92-186 S Inv Fl IO
      CMO
      3.106%, 10/25/07   Agy        2,950         200
     93-9 SB Inv Fl IO
      REMIC PAC
      6.358%, 1/25/23    Agy        6,177       1,667
     G 94-2 S Inv Fl IO
      REMIC
      2.225%, 1/25/24    Agy       45,240       2,389
   Morgan Stanley Mortgage
    Trust Series 41-2 Inv
     Fl CMO
      10,154%, 2/20/22   AAA           34       7,443
---------------------------------------------------------
GROUP TOTAL                                    26,706
---------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
   sec. Coast Federal Series
    84-3
      7.941%, 3/1/06
       (acquired
       4/28/95, cost
       $368)             N/R          359         352
   sec. Great American Federal
    Series 84-2
      8.595%, 4/1/99
       (acquired
       4/28/95, cost
       $49)              N/R           51          52


                     **RATING      FACE
                     (STANDARD    AMOUNT      VALUE
                     & POOR'S)     (000)      (000)*
---------------------------------------------------------
   sec. Household Bank
    Series 85-1
      7.94%, 5/1/02
       (acquired
       5/31/95, cost
       $437)             N/R    $     434  $      434
---------------------------------------------------------
GROUP TOTAL                                       838
---------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (5.0%)
   Bank of America Series:
     79-1
      9.50%, 7/1/08      AA            26          26
     79-3
      9.50%, 11/1/08     AA           233         239
     79-7
      9.50%, 12/1/08     A            189         194
     79-9
      9.50%, 1/1/09      A            204         210
     A
      8.375%, 5/1/07     AA           539         543
   Beverly Finance
      8.36%, 7/15/04     AA-        5,715       6,029
   California Federal
    Savings & Loan
    Series 86-1A
      8.80%, 1/1/14      AA           122         122
   Creekwood Capital Corp.
    Series 95-1 A
      8.47%, 3/16/15     AA           470         494
   (+) CVM Finance Corp.
      7.19%, 4/1/04      AA           444         446
   +(+) DeBartolo Capital
    Corp. Series A 2
      7.48%, 5/1/04      Aaa       12,930      13,423
   First Federal Savings &
    Loan Association
    Series 92-C
      8.75%, 6/1/06      AA           444         448
   sec. Gemsco Mortgage
    Pass Through
    Certificate Series
    83-TX A
      8.701%, 11/25/10
       (acquired 4/28/95-
       9/28/95, cost $895)  AA        883         892
   (+) Lakeside Finance Corp.
      6.47%, 12/15/00    AA           240         235
   (+) Lakewood Mall
    Finance Co.
    Series 95-C1 A
      7.00%, 8/13/10     AA        11,500      11,442
   Marine Midland
    Bank NA,
    Series 91-1 A7
      8.50%, 4/25/22     AA            34          34
   Mid-State Trust
    Series 95-4 A
      8.33%, 4/1/30      AAA       10,733      11,396
   Oakdale Mall
      7.95%, 5/1/01      AAA          275         283

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                     **RATINGS       FACE
                     (STANDARD     AMOUNT       VALUE
                     & POOR'S)      (000)      (000)*
---------------------------------------------------------
   Resolution Trust Corp.
    Series 92-5C
      8.628%, 1/25/26    AA     $   6,561  $    6,715
   Ryland Acceptance
    Corp. IV Series 79-A
      6.65%, 7/1/11      AA         4,088       3,923
   Sawgrass Financial
    93-A1
      6.45%, 1/20/06     AAA          255         253
   Sears Mortgage Securities
    Series:
     sec. 82-1
      9.25%, 11/1/10
       (acquired 4/28/95-
       9/28/95, cost $430)  AA        421         429
     sec. 82-3 10.00%,
      11/1/12
       (acquired
       4/28/95, cost
       $735)             AA           707         722
   Security Pacific Home
    Equity Trust
    Series 87-A1
      8.00%, 1/25/02     AA           401         402
   sec. Shearson American
    Express Series A
      9.625%, 12/1/12
       (acquired
       4/28/95-9/28/95,
       cost $404)        AA           395         404
   (+) Stratford Finance Corp.
      6.776%, 2/1/04     AA         5,330       5,131
  /+/+ Town & Country
    Funding Corp.
      5.85%, 8/15/98     Aa2        7,525       7,373
   Washington Mutual
    Savings Bank Series A 1
      9.00%, 5/25/08     AA           108         110
   Woodland Finance Corp.
      8.20%, 5/15/04     AA           700         737
---------------------------------------------------------
GROUP TOTAL                                    72,655
---------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES --
  AGENCY COLLATERAL SERIES (0.0%)
   Federal National
    Mortgage
    Association Series:
     43-2 IO CMO
      9.50%, 9/1/18      Agy           71          19
   First Boston
    Mortgage Corp.
    Series 87-B2 IO
      8.985%, 4/25/17    AAA          170          39
---------------------------------------------------------
GROUP TOTAL                                        58
---------------------------------------------------------



                     **RATINGS          FACE
                     (STANDARD        AMOUNT       VALUE
                     & POOR'S)         (000)      (000)*
---------------------------------------------------------
U.S. TREASURY SECURITIES (12.2%)
   U.S. Treasury Bonds
      7.875%, 2/15/21    Tsy       $ 112,295  $  128,771
      8.75%, 8/15/20     Tsy          38,175      47,731
---------------------------------------------------------
GROUP TOTAL                                      176,502
---------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $1,439,130)                                  1,459,365
---------------------------------------------------------
CASH EQUIVALENTS (22.5%)
---------------------------------------------------------
COMMERCIAL PAPER (17.4%)
   Barclays U.S. Funding
      5.74%, 10/30/95                 18,000      17,917
   Beneficial Corp.
      5.73%, 11/13/95                 18,000      17,877
   E.I. du Pont de Nemours &
    Co.
      5.69%, 10/24/95                 18,000      17,935
   Ford Motor Credit Corp.
      5.74%, 10/26/95                 18,000      17,928
   General Electric Capital
    Corp.
      5.74%, 10/12/95                 18,000      17,968
   Household Finance Corp.
      5.73%, 10/16/95                 18,000      17,957
   McDonald's Corp.
      5.72%, 10/11/95                 18,000      17,971
   National Rural Utilities
      5.71%, 11/9/95                  18,000      17,889
   Prudential Funding Corp.
      5.74%, 11/7/95                  18,000      17,894
   Raytheon Co.
      5.79%, 10/3/95                  18,000      17,994
   R.R. Donnelley & Sons Co.
      5.80%, 10/6/95                  18,000      17,986
   U.S. West, Inc.
      5.71%, 11/7/95                  18,000      17,894
   Weyerhaeuser Mortgage Co.
      5.70%, 11/1/95                  18,000      17,912
   Xerox Corp.
      5.70%, 11/6/95                  18,000      17,897
---------------------------------------------------------
GROUP TOTAL                                      251,019
---------------------------------------------------------
REPURCHASE AGREEMENT (5.1%)
   Chase Manhattan Bank, N.A.
     6.20%, dated 9/29/95, due
     10/2/95, to be
     repurchased at $73,160,
     collateralized by $73,438
     of various U.S.
     Government and Agency
     Obligations, due 10/3/95-
     7/7/97, valued at $73,851
     (Cost $73,122)                   73,122      73,122
---------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $324,141)           324,141
---------------------------------------------------------
TOTAL INVESTMENTS (123.6%) (Cost $1,763,271)   1,783,506
---------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


ADVISORY MORTGAGE
PORTFOLIO

                                              VALUE
(CONT'D)                                      (000)*
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-23.6%)
   Cash                                    $        1
   Interest Receivable                          9,410
   Receivable for Investments Sold                915
   Receivable from Investment Adviser             453
   Payable for Fund Shares Redeemed            (1,350)
   Payable for Investments Purchased         (327,404)
   Payable for Administrative Fees                (95)
   Payable for Daily Variation on Futures
    Contracts                                    (731)
   Written Interest Rate Floors at Value      (20,962)
   Other Liabilities                             (705)
                                           ----------
                                             (340,468)
---------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------
   Applicable to 138,661,662 outstanding shares of
   beneficial interest (unlimited authorization, no
   par value)                              $1,443,038
---------------------------------------------------------
NET ASSET VALUE PER SHARE                  $    10.41
---------------------------------------------------------
sec.   Restricted Security-Total cost of
        restricted securities at September 30,
        1995 amounted to $62,635. Total market
        value of restricted securities owned at
        September 30, 1995 was $64,190 or 4.4% of
        net assets.
*      See Note A1 to Financial Statements.
**     Ratings are unaudited.
/+/    A portion of these securities was pledged
        to cover margin requirements for futures
        contracts.
+      Moody's Investor Service, Inc. rating.
        Security is not rated by Standard &
        Poor's Corporation.
++     Fitch rating. Security is not rated by
        Standard & Poor's Corporation or Moody's
        Investor Service, Inc.
/ /    Securities purchased with proceeds from
        written floors. See Note A6 to Financial
        Statements.
##     Variable or floating rate securities-rate
        disclosed is as of September 30, 1995.
(+)    144A security. Certain conditions for
        public sale may exist.
(-)    Security is subject to delayed delivery.
        See Note A8 to Financial statements.
Inv Fl Inverse Floating Rate-Interest rate
        fluctuates with an inverse relationship
        to an associated interest rate. Indicated
        rate is the effective rate at September
        30, 1995.
IO     Interest Only.
N/R    Not rated by either Moody's Investor
        Service, Inc. or Standard & Poor's
        Corporation.
CMO    Collateralized Mortgage Obligation.
PAC    Planned Amortization Class.
REMIC  Real Estate Mortgage Investment Conduit.
TBA    Security is subject to delayed delivery.
        See Note A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

PORTFOLIO OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

                    ADVISORY FOREIGN FIXED INCOME PORTFOLIO

The Advisory Foreign Fixed Income Portfolio is used as a vehicle for making opportunistic foreign-bond investments in fixed-income portfolios for private advisory clients of Miller Anderson & Sherrerd. This strategy concentrates on purchasing those foreign bonds which represent better long-term values than U.S. alternatives.

All securities in the Portfolio have a credit quality of A or better. Derivatives may be used to represent country investments or pursue portfolio strategy.

During the past year, the U.S. bond market has been one of the best performing fixed-income markets in the world and the foreign investments in the fund tended to lag U.S. alternatives. As most of the foreign-exchange exposures in the Portfolio were hedged, the Portfolio did not benefit significantly from the depreciation of the dollar during the first half of 1995. Real interest rates abroad, however, remain high and foreign yield curves remain relatively steep -- suggesting that many of these markets now represent better values than U.S. bonds.

Because the Portfolio is managed as a component of a diversified portfolio, investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this Report to comply with Securities and Exchange Commission requirements for shareholder reporting.

The Portfolio is only available to private advisory clients of Miller Anderson &
                                   Sherrerd.

            INVESTMENT RESULTS
     GROWTH OF A $1 MILLION INVESTMENT
            SINCE INCEPTION

     Measurement Period
    (Fiscal Year Covered)            mas           salomon
10/7/94                                  1000            1000
12/31/94                                 1017            1007
3/31/95                                  1037            1658
6/30/95                                  1083            1123

9/30/95                                  1121            1144

                                                        TOTAL RETURN

                                                       ENDED 9/30/95

                                                                   MAS ADVISORY   SALOMON BROAD
                                                                     FOREIGN          INDEX

                                                                   ----------------------------
                                           SINCE INCEPTION*        12.12%         14.44%

                                           MAS FUNDS RETURNS ARE NET OF ALL
                                           FEES. RETURNS REPRESENT PAST
                                           PERFORMANCE AND ARE NOT INDICATIVE
                                           OF FUTURE RESULTS.

                                           THE INVESTMENT RETURN AND
                                           PRINCIPAL VALUE OF AN INVESTMENT
                                           WILL FLUCTUATE SO THAT AN
                                           INVESTOR'S SHARES, WHEN REDEEMED,
                                           MAY BE WORTH EITHER MORE OR LESS
                                           THAN THEIR ORIGINAL COST.

                                           UNTIL FURTHER NOTICE, THE ADVISOR
                                           HAS VOLUNTARILY AGREED TO WAIVE
                                           ITS ADVISORY FEES AND REIMBURSE
                                           CERTAIN EXPENSES TO THE EXTENT
                                           NECESSARY, IF ANY, TO KEEP TOTAL
                                           ANNUAL OPERATING EXPENSES FOR THE
                                           ADVISORY FOREIGN FIXED INCOME
                                           PORTFOLIO FROM EXCEEDING 0.15% OF
                                           AVERAGE DAILY NET ASSETS.

                                           *RETURNS SINCE INCEPTION ON
                                           10/7/94 TO 9/30/95 FOR THE
                                           ADVISORY FOREIGN FIXED INCOME
                                           PORTFOLIO ARE COMPARED TO THE
                                           SALOMON BROAD INDEX, AN UNMANAGED
                                           MARKET INDEX.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (64.8%)
--------------------------------------------------------

                     **RATINGS    FACE
                     (STANDARD    AMOUNT       VALUE
SEPTEMBER 30, 1995   & POOR'S)    (000)        (000)*
--------------------------------------------------------
CANADIAN DOLLAR (8.9%)
   Government of Canada
      6.50%, 6/1/04      AA+  C $ 31,825     $ 21,709
  /+/ 8.50%, 4/1/02      AA+      33,400       26,064
--------------------------------------------------------
GROUP TOTAL                                    47,773
--------------------------------------------------------
DANISH KRONE (10.5%)
   Kingdom of Denmark
      9.00%, 11/15/00    AAA  DK 291,100       56,329
--------------------------------------------------------
EUROPEAN CURRENCY UNIT (3.6%)
   United Kingdom
      9.125%, 2/21/01    AAA  ECU 13,895       19,367
--------------------------------------------------------
FRENCH FRANC (22.1%)
   Caisse Refinance
    Hypothecaire
      8.50%, 3/5/99      AAA  FF 55,000        11,746
   Credit Foncier
      9.20%, 1/2/00      AA-     52,000        11,406
   Government of France
    O.A.T.
      8.50%, 10/25/19    AAA    252,000        53,599
  /+/ 8.50%,
       4/25/23           AAA    196,640        41,745
--------------------------------------------------------
GROUP TOTAL                                   118,496
--------------------------------------------------------
GERMAN MARK (8.5%)
   Treuhandanstalt
  /+/ 7.125%,1/29/03     AAA  DM 11,365         8,251
      7.75%, 10/1/02     AAA     50,000        37,606
--------------------------------------------------------
GROUP TOTAL                                    45,857
--------------------------------------------------------
NETHERLANDS GUILDER (4.3%)
   Netherlands Government
      6.50%, 4/15/03     AAA  NG 23,580        14,837
      8.50%, 3/15/01     AAA     12,000         8,357
--------------------------------------------------------
GROUP TOTAL                                    23,194
--------------------------------------------------------
U.S. DOLLAR (6.9%)
   ## Bank of Hawaii, Honolulu
      5.988%, 11/25/96   A     $  2,000         2,001
   ## Caterpillar Financial
    Services
      6.125%, 1/30/96    A-       5,000         5,001
   ## Chemical Bank
      6.00%, 7/15/96     A        5,000         5,005
   ## Dean Witter
    Discover & Co.
      6.00%, 1/3/97      A        5,000         5,002

                     ++RATING      FACE
                     (STANDARD    AMOUNT        VALUE
                     & POOR'S)     (000)        (000)+
--------------------------------------------------------
   ## Ford Motor Credit Corp.
      6.055%, 10/21/97   A+      $5,000      $  5,003
   ## John Deere Capital Corp.
      6.095%, 7/22/96    A        5,000         5,007
   ## NationsBank Corp.
      5.875%, 11/18/96   A        3,000         3,000
   ## Province of Quebec
      6.058%, 9/14/97    AA+      3,500         3,497
   ## World Savings & Loan
    Association
      6.063%, 2/24/97    A+       3,500         3,502
--------------------------------------------------------
GROUP TOTAL                                    37,018
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $332,689) 348,034
--------------------------------------------------------
CASH EQUIVALENTS (29.1%)
--------------------------------------------------------
COMMERCIAL PAPER (16.6%)
   Aon Corp.
      5.73%, 10/16/95             6,200         6,185
   Beneficial Corp.
      5.72%, 11/2/95              5,500         5,472
   Barclays U.S. Funding
      5.74%, 10/30/95             5,500         5,475
   Chevron Oil Finance Co.
      5.81%, 10/27/95             5,500         5,477
   Commercial Credit Co.
      5.70%, 11/10/95             5,500         5,465
   E.I. du Pont de
    Nemours & Co.
      5.71%, 10/25/95             6,275         6,251
   General Mills, Inc.
      5.69%, 10/20/95             5,500         5,483
   Heller Financial, Inc.
      5.71%, 11/3/95              5,500         5,471
   Household Finance Corp.
      5.71%, 11/10/95             5,500         5,465
   Motorola Credit Corp.
      5.85%, 10/16/95             5,500         5,487
   Norwest Financial, Inc.
      5.70%, 11/2/95              5,500         5,472
   Prudential Funding Co.
      5.72%, 11/10/95             5,500         5,465
   Philip Morris, Inc.
      5.71%, 10/18/95             5,500         5,485
   Raytheon Co.
      5.73%, 10/5/95              5,500         5,497
   Warner-Lambert Co.
      5.75%, 10/6/95              5,500         5,496
   Xerox Corp.
      5.73%, 10/20/95             5,500         5,483
--------------------------------------------------------
GROUP TOTAL                                    89,129
--------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                                     FACE
                                   AMOUNT     VALUE
                                    (000)    (000)*
--------------------------------------------------------
REPURCHASE AGREEMENTS (12.5%)
   Chase Manhattan Bank N.A.
    6.20%, dated 9/29/95, due
    10/2/95, to be repurchased
    at $22,398, collateralized
    by $22,481 of various U.S.
    Government and Agency
    Obligations, due 10/3/95-
    7/7/97, valued at $22,608
    (Cost $22,386)                $22,386  $ 22,386
   Goldman Sachs Co.
    6.00%, dated 9/29/95, due
    10/2/95, to be repurchased
    at $22,397, collateralized
    by $17,742 of U.S. Treasury
    Bonds 9.25%, due
    2/15/16, valued at $23,007
    (Cost $22,386)                 22,386    22,386
   Lehman Brothers 6.10%,
    dated 9/29/95, due 10/2/95,
    to be repurchased at
    $22,397, collateralized
    by $22,062 of various U.S.
    Treasury Notes 4.75%-
    7.875%, due 8/31/98-
    11/15/99, valued at $22,948
    (Cost $22,386)                 22,386    22,386
--------------------------------------------------------
GROUP TOTAL                                  67,158
--------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $156,287)      156,287
--------------------------------------------------------
TOTAL INVESTMENTS (93.9%) (Cost $488,976)   504,321
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (6.1%)
   Cash                                           3
   Interest Receivable                       17,700
   Receivable for Investments Sold            6,867
   Receivable from Investment Adviser            21
   Receivable for Daily Variation on
    Futures Contracts                         3,578
   Unrealized Gain on Forward Foreign
    Currency Contracts                        4,904
   Payable for Administrative Fees             (38)
   Other Liabilities                          (223)
                                           --------
                                             32,812
--------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------
   Applicable to 49,723,073 outstanding
   shares of beneficial interest (unlimited
   authorization, no par value)            $537,133
--------------------------------------------------------
NET ASSET VALUE PER SHARE                  $  10.80
--------------------------------------------------------
*     See Note A1 to Financial Statements.
**    Ratings are unaudited.
/+/   A portion of these securities was pledged to cover
       margin requirements for futures contracts.
##    Variable or floating rate securities-rate disclosed
       is as of September 30, 1995.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                      ADVISORY
                                                                      FOREIGN                    ADVISORY
                                                                      FIXED INCOME               MORTGAGE
                                                                      PORTFOLIO                  PORTFOLIO
                                                                      ----------------------------------------------------
                                                                              OCTOBER 7,                 APRIL 12,
                                                                               1994** TO                 1995** TO
                                                                           SEPTEMBER 30,             SEPTEMBER 30,
(In Thousands)                                                                      1995                      1995
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest+                                                                   $ 33,020                  $ 31,028
--------------------------------------------------------------------------------------------------------------------------
       Total Income                                                               33,020                    31,028
--------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                              $ 1,631                    $ 1,711
    Less: Waived Fees                                                  (1,631)        --          (1,711)       --
    Administrative Fee--Note C                                                       357                       374
    Custodian Fee                                                                    165                        86
    Filing and Registration Fees                                                     157                       440
    Reimbursement from Investment Adviser                                            (20)                     (522)
    Other Expenses                                                                    53                        66
--------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                712                       444
--------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note F                                                           (59)                      (79)
--------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                                  653                       365
--------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                                                   32,367                    30,663
--------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                          3,381                     2,079
    Foreign Currency Transactions                                                (10,878)                       --
    Futures and Written Floors                                                       637                    (1,408)
--------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                                   (6,860)                      671
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)--Note D
    Investment Securities                                                         15,345                    20,235
    Foreign Currency Transactions                                                  4,856                        --
    Futures, Written Floors and Swaps                                              1,469                    (1,013)
--------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                                     21,670                    19,222
--------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                         14,810                    19,893
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $47,177                   $50,556
--------------------------------------------------------------------------------------------------------------------------

** Commencement of Operations.
 + Net of $18 withholding tax for Advisory Foreign Fixed Income Portfolio

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                       ADVISORY
                                                                                        FOREIGN                       ADVISORY
                                                                                   FIXED INCOME                       MORTGAGE
                                                                                      PORTFOLIO                      PORTFOLIO
                                                                                  --------------------------------------------
                                                                                     OCTOBER 7,                      APRIL 12,
                                                                                      1994** TO                      1995** TO
                                                                                  SEPTEMBER 30,                  SEPTEMBER 30,
(In Thousands)                                                                             1995                           1995
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net Investment Income                                                     $   32,367                    $     30,663
    Realized Net Gain (Loss)                                                      (6,860)                            671
    Change in Unrealized Appreciation (Depreciation)--Note D                      21,670                          19,222
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from
        Operations                                                                47,177                          50,556
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS--Note A:
    Net Investment Income                                                        (14,709)                        (21,968)
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                       (14,709)                        (21,968)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
    Issued                                                                       666,544                       1,479,265
    In Lieu of Cash Distributions                                                  9,187                          15,811
    Redeemed                                                                    (171,066)                        (80,626)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share Transactions                   504,665                       1,414,450
------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                                    537,133                       1,443,038
NET ASSETS:
    Beginning of Period                                                               --                              --
                                                                              ------------------------------------------------
    END OF PERIOD (2)                                                         $  537,133                    $  1,443,038
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
    Shares Issued                                                                 65,358                         144,912
    In Lieu of Cash Distributions                                                    910                           1,535
    Shares Redeemed                                                              (16,545)                         (7,785)
                                                                              ------------------------------------------------
                                                                                  49,723                         138,662
------------------------------------------------------------------------------------------------------------------------------
(2) Net Assets Consist of:
    Paid in Capital                                                           $  504,665                    $  1,414,450
    Undistributed (Overdistributed) Net Investment Income                          7,214                           8,695
    Undistributed (Overdistributed) Realized Net Gain (Loss)                       3,584                             671
    Unrealized Appreciation (Depreciation) on:
         Investment Securities                                                    15,345                          20,235
         Foreign Currency Transactions                                             4,856                              --
         Futures and Written Floors                                                1,469                          (1,013)
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                              $  537,133                    $  1,443,038
------------------------------------------------------------------------------------------------------------------------------

** Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout The Period


                                                                                       ADVISORY
                                                                                        FOREIGN                       ADVISORY
                                                                                   FIXED INCOME                       MORTGAGE
                                                                                      PORTFOLIO                      PORTFOLIO
                                                                                  --------------------------------------------
                                                                                     OCTOBER 7,                      APRIL 12,
                                                                                      1994** TO                      1995** TO
                                                                                  SEPTEMBER 30,                  SEPTEMBER 30,
                                                                                           1995                           1995
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $  10.00                      $    10.00
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                          0.74                            0.25
    Net Realized and Unrealized Gain (Loss) on Investments                         0.44                            0.35
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                   1.18                            0.60
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                         (0.38)                          (0.19)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                               (0.38)                          (0.19)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $  10.80                      $    10.41
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                     12.12%                           6.03%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                      $537,133                      $1,443,038
    Ratio of Expenses to Average Net Assets ##                                    0.16%*++                        0.10%*++
    Ratio of Net Investment Income to Average Net Assets                          7.44%*                          6.72%*
    Portfolio Turnover Rate                                                         96%                            110%
------------------------------------------------------------------------------------------------------------------------------

 * Annualized.
** Commencement of Operations.
++ Advisory Foreign Fixed Income Portfolio expense ratio is net of voluntarily waived and reimbursed expenses of 0.38%* for the period ended September 30, 1995. Advisory Mortgage Portfolio expense ratio is net of voluntarily waived and reimbursed expenses of 0.49%* for the period ended September 30, 1995.
## The Ratio of Expenses to Average Net Assets excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.15%* and 0.08%*, respectively, for the Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. Advisory Foreign Fixed Income Portfolio and Advisory Mortgage Portfolio, each referred to as a "Portfolio", commenced operations on October 7, 1994 and April 12, 1995, respectively. At September 30, 1995, the Fund was comprised of twenty-five active portfolios. The financial statements of the remaining portfolios are presented separately.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements.

1. SECURITY VALUATION: Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other fixed income securities not priced in this manner are valued at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Bonds and other fixed income securities listed on a foreign exchange are valued at the latest quoted sales prices. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value. Other assets and securities, for which no quotations are readily available, will be valued in good faith at fair value using methods approved by the Board of Trustees.

   Each Portfolio may invest up to 15% of its net assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities").

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

   Undistributed net investment income and undistributed gain (loss) for the Advisory Foreign Fixed Income Portfolio have been adjusted for permanent book-tax differences.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Portfolio may transfer its uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   closing is recorded as realized gains or losses in the Statement of Operations.

   Futures contracts may be used by the Portfolios in order to hedge against unfavorable changes in value of securities or to attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amount recognized in the statement of net assets. Risks arise from the possible movements in security values underlying these instruments. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: The Portfolios can enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument.

   Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation (depreciation) in the Statement of Operations.

   Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment, respectively, to the counterparty. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation (depreciation) in the Statement of Operations. Periodic payments received or made at the end of each measurement period and prior to the termination of the swap, are recorded as realized gain or loss in the Statement of Operations.

   Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or any favorable movements in the value of the underlying security at the date of default.

6. WRITTEN INTEREST RATE FLOOR AGREEMENTS: A Portfolio will utilize written interest rate floors to protect itself against fluctuations in interest rates. When a Portfolio writes an interest rate floor, it agrees to make periodic interest payments based on a notional principal amount to the extent that a specified interest index falls below a specific interest rate in exchange for the premium received. When a Portfolio writes an interest rate floor the premium received by the Portfolio is recorded as a liability and is amortized to interest income over the life of the agreement. Interest rate floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as reductions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

   Because there is no organized market for these agreements, the value reported in the

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Entering into these agreements involves, to varying degrees, elements of interest rate and market risk in excess of the amount recognized in the Statement of Net Assets. Such risk involves the possibility that there is no liquid market for these agreements, and that there may be adverse changes in interest rates and unfavorable changes in the price of the security or index underlying these transactions.

7. FOREIGN EXCHANGE AND FORWARD FOREIGN CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

   A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The Advisory Foreign Fixed Income Portfolio may enter into forward foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation). Realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract (if any) at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

8. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid, high-grade debt securities or cash is maintained in an amount at least equal to these commitments.

9. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio will normally distribute substantially all of their net investment income to shareholders in the form of quarterly and monthly dividends, respectively. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a portfolio. Expenses which can not be directly attributed are apportioned among the portfolios on the basis of their relative net assets. "Other Expenses", as presented in the Statement of Operations, are mainly comprised of registration and audit fees.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

B. INVESTMENT ADVISORY FEE: Under the terms of an Investment Advisory Agreement, the Portfolios pay Miller Anderson & Sherrerd, LLP ("MAS" or "the Adviser") for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

Until further notice, MAS has voluntarily agreed to waive its advisory fees.

On June 29, 1995, Miller Anderson & Sherrerd, LLP announced that it had agreed to be acquired by Morgan Stanley Asset Management Holdings, Inc. (an indirect wholly owned subsidiary of Morgan Stanley Group, Inc.) either alone or together with one or more affiliates. In accordance with the provisions of the Investment Company Act of 1940, as amended, on October 6, 1995, the shareholders of MAS Funds, by affirmative vote of the majority of the outstanding shares of each Portfolio of the Fund, approved a new Investment Advisory Agreement between the Fund and the restructured MAS effective upon the completion of the transaction. The acquisition is scheduled to be completed on or about November 30, 1995.

C. ADMINISTRATION FEE: MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each of the Portfolios of the Fund's average daily net assets. This fee and various miscellaneous administrative expenses not included in this fee, such as payments to security pricing vendors, are included as Administrative Fees in the Statement of Operations of each Portfolio. Effective September 1, 1995, Chase Global Funds Services Company, (until September 1, 1995, known as Mutual Funds Service Company), serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS.

D. PORTFOLIO INVESTMENT ACTIVITY:

1. PURCHASES AND SALES OF SECURITIES. For the period ended September 30, 1995, purchases and sales of investment securities other than short-term investments were:

                                              (000)
                                    -------------------------
Portfolio                           Purchases        Sales
-------------------------------------------------------------

Advisory Foreign
  Fixed Income                      $  647,412     $  318,614
Advisory Mortgage                    2,587,656      1,147,517

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION). At September 30, 1995, cost and unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                         (000)
                    -----------------------------------------------
Portfolio              Cost     Appreciation  Depreciation    Net
-------------------------------------------------------------------

Advisory Foreign
  Fixed Income      $  488,976    $ 16,353      $ (1,008)   $15,345
Advisory Mortgage    1,763,321      20,977          (792)    20,185

3. FORWARD FOREIGN CURRENCY CONTRACTS. Under the terms of the forward foreign currency contracts open at September 30, 1995, the Advisory Foreign Fixed Income Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                       (000)
           --------------------------------------------------------------
           Currency      In                                Net Unrealized
             to       Exchange    Settlement                Appreciation
           Deliver      For          Date        Value     (Depreciation)
           -------   ----------   ----------   ---------   --------------
Purchases
   US$      16,761    DM 24,330    10/24/95    US$17,047       US$  286
            17,323    DM 25,250     11/6/95       17,707            384
            22,635   SK 166,305    11/22/95       23,893          1,258
             3,464    FF 16,990    12/27/95        3,447            (17)
                                                            -----------
                                                              US$ 1,911
                                                            -----------
Sales
   FF       16,990    US$ 3,466     10/4/95    US$ 3,451       US$   15
   DM        4,879        3,434     10/4/95        3,415             19
   NG       37,732       24,283    10/10/95       23,603            680
   FF      155,140       32,009    10/11/95       31,509            500
   DK        3,925          717    10/18/95          708              9
   DM       93,550       68,012    10/24/95       65,561          2,451
   DM       56,340       40,885     11/6/95       39,508          1,377
   DM       43,130       30,642     11/9/95       30,249            393
   FF      251,740       50,997    11/17/95       51,102           (105)
   FF       36,100        7,305    11/17/95        7,328            (23)
   SK      166,305       22,462    11/22/95       23,893         (1,431)
   DK       49,170        8,598    11/22/95        8,880           (282)
   C$       60,560       44,700     12/5/95       45,023           (323)
   FF       37,525        7,437     12/7/95        7,615           (178)
   ECU       1,420        1,817    12/12/95        1,840            (23)
   FF      170,675       34,543    12/27/95       34,629            (86)
                                                            -----------
                                                              US$ 2,993
                                                            -----------
                                                     NET      US$ 4,904
                                                            -----------
             C$    --    Canadian Dollar
             DK    --    Danish Krone
             ECU   --    European Currency Unit
             FF    --    French Franc
             DM    --    German Mark
             NG    --    Netherlands Guilder
             SK    --    Swedish Krona

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. FUTURES CONTRACTS. At September 30, 1995, the Portfolios had the following futures contracts open:

                                  Initial                    Unrealized
                                 Aggregate                 Appreciation/
                    Number of   Face Value    Expiration   (Depreciation)
                    Contracts      (000)         Date          (000)
                    ---------   -----------   ----------   --------------
Purchases:
 ADVISORY FOREIGN
   FIXED INCOME
  Canada 10 yr.
    Government
    Bond                875      C$  90,867     Dec-95         US$2,340

  French 10 yr.
   Government Bond      736      FF 428,175     Dec-95             (908)

  German 10 yr.
   Government Bond      275      DM  65,446     Dec-95               37

 ADVISORY MORTGAGE
  U.S. Treasury
   Long Bond            375      US$ 42,059     Dec-95              818

Sales:
 ADVISORY MORTGAGE
  90 day
   Eurodollar           308      US$ 72,223    Dec-95-             (175)
                                               Sept-98
  U.S. Treasury
   5 yr. Note           858      US$ 92,131    Dec-95                (3)

  U.S. Treasury 10
   yr. Note           1,205     US$ 132,588    Dec-95              (273)

             C$   --    Canadian Dollar
             FF   --    French Franc
             DM   --    German Mark

5. INTEREST RATE FLOOR AGREEMENTS. At September 30, 1995 the Advisory Mortgage Portfolio had the following open Written Amortizing Interest Rate Floor
   Agreements:

Notional
Amount                                                Value
 (000)                   Description                  (000)
------------------------------------------------------------
$ 1,940    Agreement with Barclays Bank plc          $   293
           terminating November 15, 2009, to pay
           9.60% minus 1 month LIBOR on notional
           amount amortizing monthly as long as 1
           month LIBOR is below 9.60%. (Amortized
           Premium $248)
    772    Agreement with Bankers Trust Company          114
           terminating on September 15, 2009 to pay
           9.45% minus 1 month LIBOR on notional
           amount amortizing monthly as long as 1
           month LIBOR is below 9.45%. (Amortized
           Premium $108)
  1,542    Agreement with Bankers Trust Company          146
           terminating on November 1, 1999 to pay
           9.25% minus 1 month COFI on notional
           amount amortizing monthly as long as 1
           month COFI is below 9.25%. (Amortized
           Premium $134)
 24,850    Agreement with Morgan Guaranty Trust        2,992
           Company of New York terminating on July
           15, 2005 to pay 9.00% minus 1 month
           LIBOR on notional amount amortizing
           monthly as long as 1 month LIBOR is
           below 9.00%. (Amortized Premium $2,675)

Notional
Amount                                                Value
 (000)                   Description                  (000)
------------------------------------------------------------

$14,400    Agreement with Morgan Guaranty Trust      $ 1,506
           Company of New York terminating on
           February 25, 2000 to pay 8.61% minus 1
           month LIBOR on notional amount as long
           as 1 month LIBOR is below 8.61%.
           (Amortized Premium $1,643)
  2,623    Agreement with Bankers Trust Company          187
           terminating on November 25, 1999 to pay
           8.25% minus 1 month COFI on notional
           amount amortizing monthly as long as 1
           month COFI is below 8.25% (Amortized
           Premium $164)
 46,883    Agreement with Bankers Trust Company        4,388
           terminating on June 25, 2005 to pay
           8.10% minus 1 month LIBOR on notional
           amount amortizing monthly as long as 1
           month LIBOR is below 8.10%. (Amortized
           Premium $3,426)
 95,030    Agreement with Morgan Guaranty Trust        5,265
           Company of New York terminating on June
           15, 2005 to pay 8.00% minus 1 month
           LIBOR on notional amount amortizing
           monthly as long as 1 month LIBOR is
           below 8.00%. (Amortized Premium $5,921)
 25,723    Agreement with Morgan Guaranty Trust        2,307
           Company of New York terminating on May
           15, 2008 to pay 8.00% minus 1 month
           LIBOR on notional amount amortizing
           monthly as long as 1 month LIBOR is
           below 8.00%. (Amortized Premium $1,698)
 19,440    Agreement with Bankers Trust Company        3,764
           terminating on February 15, 2015 to pay
           7.80% minus 1 month LIBOR on notional
           amount amortizing monthly as long as 1
           month LIBOR is below 7.80%. (Amortized
           Premium $3,565)
                                                     -------
                                                     $20,962
                                                      ------

E. POST OCTOBER LOSSES. Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 1995, the Advisory Foreign Fixed Income Portfolio may elect to defer losses occurring between November 1, 1994 and September 30, 1995 in the amount of $1,323,000.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

F. EXPENSE OFFSETS: Custodian Fees have been adjusted to include expense offsets for custodian balance credits of $59,000 and $79,000 for the Advisory Foreign Fixed Income and the Advisory Mortgage Portfolios, respectively.

G. OTHER. At September 30, 1995, the Advisory Foreign Fixed Income Portfolio's net assets were substantially comprised of foreign currency denominated securities and currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

At September 30, 1995 the Advisory Foreign Fixed Income Portfolio had one shareholder with an aggregate percentage of ownership of 10% or greater.

--------------------------------------------------------------------------------

                                               REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
MAS Funds

In our opinion, the accompanying statements of net assets (excluding Standard & Poor's ratings) and the related statements of operations and of changes in net assets and the selected per share data and ratios present fairly, in all material respects, the financial position of the Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio, each a portfolio of the MAS Funds (hereafter referred to as the "Fund"), at September 30, 1995, and the results of their operations, the changes in their net assets and their selected per share data and ratios for the periods indicated in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodians and brokers and the application of alternative procedures where broker confirmations were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
November 21, 1995

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING: (UNAUDITED)

At a special shareholder meeting held on February 21, 1995, shareholders of the MAS Advisory Mortgage Portfolio voted on the following proposal.

                                                                   VOTED    VOTED    ABSTAIN
                                                                    FOR    AGAINST    VOTES
                                                                   -----   -------   -------
1. To amend the investment objective of the Advisory Mortgage
   Portfolio.                                                        10       0         0
                                                                   ======  =======   ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      PRINTED IN U.S.A.

      THIS REPORT HAS BEEN PREPARED FOR
      SHAREHOLDERS AND MAY BE DISTRIBUTED TO
      OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A
      CURRENT PROSPECTUS.

      MILLER ANDERSON & SHERRERD, LLP

      INVESTMENT ADVISER (610) 940-5000

      MAS FUNDS (800) 354-8185

              ONE TOWER BRIDGE - WEST CONSHOHOCKEN, PA 19428-2899